Liability under insurance contracts and reinsurance contracts (Tables)	12 Months Ended
Dec. 31, 2025
Insurance contract liabilities [Abstract]
Summary of insurance contract liabilities
(a)	The details of insurance contract liabilities as of December 31, 2024 and 2025 are as follows:

	2024
	Life insurance						Non-life insurance
	Death		Health	Pension Savings	Variable	Complex	Long- term	General	Automobile	Total
Insurance contract assets	~~W~~	—	—	—	—	—	(1,051)	(4,588)	—	(5,639)
Insurance contract liabilities		20,021,186	5,556,614	20,227,829	5,157,827	—	—	160,346	1,189	51,124,991
Net insurance contract liabilities (assets)		20,021,186	5,556,614	20,227,829	5,157,827	—	(1,051)	155,758	1,189	51,119,352
Reinsurance contract assets		—	—	—	—	107,668	21	77,065	—	184,754
Reinsurance contract liabilities		(26,214)	(71,844)	—	—	—	—	(5)	—	(98,063)

Net reinsurance contract assets (liabilities)	~~W~~	(26,214)	(71,844)	—	—	107,668	21	77,060	—	86,691

	2025
	Life insurance						Non-life insurance
	Death		Health	Pension Savings	Variable	Complex	Long- term	General	Automobile	Total
Insurance contract assets	~~W~~	—	—	—	—	—	(760)	—	—	(760)
Insurance contract liabilities		20,174,773	5,081,797	19,060,216	5,984,497	—	433	168,767	820	50,471,303
Net insurance contract liabilities (assets)		20,174,773	5,081,797	19,060,216	5,984,497	—	(327)	168,767	820	50,470,543

Reinsurance contract assets		—	—	—	—	494,226	241	108,975	—	603,442
Reinsurance contract liabilities		(24,641)	(31,737)	—	—	—	—	—	—	(56,378)

Net reinsurance contract assets (liabilities)	~~W~~	(24,641)	(31,737)	—	—	494,226	241	108,975	—	547,064

Summary of current estimates of future cash flows
(b)	The assumptions and calculation basis for the current estimates of future cash flows applied to the holding contract as of December 31, 2024 and 2025 are as follows:

	Assumption value (%)
	2024	2025	Basis for calculation
Life insurance:
Lapse ratio	0.00 ~ 69.75	0.00 ~ 66.77
- The ratio of surrendered contract amounts to the retained contract amounts, calculated based on statistics, by premium payment type, product group, interest rate category, payment term
(zero/low-surrender-value
insurance products), and duration

- For
zero/low-surrender-value
insurance products, the lapse ratio for the period when there is insufficient experience statistics is calculated, using the log-linear
regression model, so that it converges to 0.1% at the time of completion of premium payments.

Loss ratio	8.00 ~ 316.00	3.16 ~ 1787.70	- Other than general mortality: the ratio of accident claims to insurance premiums to on-level
			risk insurance premiums by risk coverage and elapsed period based on the last five years’ experience statistics

			- General mortality: the ratio of actual mortality rate to expected mortality rate by risk coverage and elapsed period based on the last five years’ experience statistics

Operating Expense ratio	—	—	- Calculate unit costs such as performance, agent commissions, number of new/retained contracts, initial/continuing premiums, reserve funds, etc. based on a business plan (budget) incorporating future operating expense policies based on recent experience statistics.

Discount rate	2.31 ~ 4.55	2.79 ~ 4.59	- Disclosure standard interest rate term structure provided by the Financial Supervisory Service

The confidence level for the risk adjustments regarding non-financial risk	75.00	75.00	- The risk adjustment is calculated as the portion of 75th percentile exceeding the probability-weighted average of the present value of future cash flows, assuming that the probability distribution of the present value of future cash flows follows a normal distribution at each reporting date.

	Assumption value (%)		Basis for calculation
	2024	2025
Non-life insurance:
Lapse ratio	-General: 0.00 ~ 52.76	-General: Not Applicable	<General> - Not applicable based on the results of the current period impact analysis, as the remaining maturity of the retained contracts is less than one year.
	-Long-term: 1.60 ~ 25.47	-Long-term: 0.12 ~ 25.47
<Long-term>
- Used the company’s entire historical experience data (Oct. 2017 — June 2025). For segments with insufficient data, pricing assumptions from product development or industry statistics from the Korea Insurance Development Institute (KIDI) were applied.
- Calculated as the ratio of lapses and surrender to the number of retained contracts.
- Categorized by payment method, product group, channel, and payment period (including zero/low-surrender
value products).

Loss ratio	- General: 12.98 ~ 81.54	- General: 12.43 ~ 66.91	<General> - Used the last 7 years of empirical statistics (July 2018 —June 2025). - Calculated as the ratio of incurred losses to earned premiums. - Categorized by portfolio.
	- Long-term: 36.81 ~ 422.10	- Long-term: 44.62 ~ 281.80
<Long-term>
- Used the company’s entire historical experience data (Oct. 2017 — June 2025). For segments with insufficient data, industry statistics from the Korea Insurance Development Institute (KIDI) were applied.
- Calculated as the ratio of incurred losses to risk premiums.
- Categorized by risk coverage. Loss ratios by age were not applied due to the lack of segments with sufficient statistical reliability or significance for age-based
classification.

	Assumption value (%)		Basis for calculation
	2024	2025
Operating Expense ratio	—	—
- Used empirical statistics for the most recent
one-year
period (July 2024 – June 2025).
- Estimated by incorporating business plan assumptions into the ratio of actual operating expenses to cost drivers.
- Estimated separately by categorizing expenses into acquisition costs, maintenance costs, and claim investigation expenses.
- Acquisition costs: Allocated based on Annualized Premium Equivalent (APE) and the number of new contracts.
- Maintenance costs: Allocated based on earned premiums and the number of in-force
contracts.
- Claim investigation expenses: Allocated in proportion to incurred losses.

Discount rate	Deterministic discount rate: 2.31 ~ 4.55	Deterministic discount rate: 2.79 ~ 4.30	- Term structure of interest rates provided by the Financial Supervisory Service.
The confidence level for the risk adjustment regarding non-financial risk	75.00	75.00
- The risk adjustment is calculated as the portion of 75th percentile exceeding the probability-weighted average of the present value of future cash flows, assuming that the probability distribution of the present value of future cash flows follows a normal distribution at each reporting date.

Summary of changes in the remaining coverage elements and occurrence elements of net insurance contract liabilities
(c)
Changes in the remaining coverage and incurred claim components of net insurance contract liabilities for which the premium allocation approach is not applied for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Remaining coverage components			Incurred claim component	Total
		Excluding loss component		Loss component
Beginning balance	Insurance contract assets	~~W~~	(493)	—	49	(444)
	Insurance contract liabilities		45,517,567	884,042	1,827,957	48,229,566

	Net insurance contract liabilities		45,517,074	884,042	1,828,006	48,229,122

Insurance income	Retroactive modification method		(1,354,769)	—	—	(1,354,769)
	Fair value method		(968,200)	—	—	(968,200)
	Other		(730,549)	1,501	18	(729,030)

			(3,053,518)	1,501	18	(3,051,999)

Insurance service expenses	Incurred claims and other incurred insurance service expenses		—	—	1,646,968	1,646,968
	Changes in liabilities for incurred claims		—	—	28,182	28,182
	Losses on onerous contracts and reversals		—	67,934	—	67,934
	Amortization of insurance acquisition cash flows		360,411	—	—	360,411
	Other		(28,208)	(20,122)	—	(48,330)

			332,203	47,812	1,675,150	2,055,165

Investment components and insurance premium refund			(4,769,963)	—	4,769,963	—
Insurance finance income and expenses	Profit or loss		1,697,955	17,375	63,930	1,779,260
	Other comprehensive income		3,125,467	42,685	3,306	3,171,458

			4,823,422	60,060	67,236	4,950,718

		2024
		Remaining coverage components			Incurred claim component	Total
		Excluding loss component		Loss component
Cash flows for the period	Insurance premium received	~~W~~	6,897,049	—	—	6,897,049
	Insurance acquisition cash flows paid		(1,586,104)	—	—	(1,586,104)
	Insurance claims and other insurance service expenses paid		(6,708)	—	(1,583,846)	(1,590,554)
	Receipt (payment) of investment components and refund of insurance premiums		—	—	(4,941,397)	(4,941,397)

			5,304,237	—	(6,525,243)	(1,221,006)

Other increases (decreases)			(3)	(6)	—	(9)
Ending balance	Insurance contract assets		(1,266)	—	215	(1,051)
	Insurance contract liabilities		48,154,718	993,409	1,814,915	50,963,042

	Net insurance contract liabilities	~~W~~	48,153,452	993,409	1,815,130	50,961,991

		2025
		Remaining coverage components			Incurred claim component	Total
		Excluding loss component		Loss component
Beginning balance	Insurance contract assets	~~W~~	(1,266)	—	215	(1,051)
	Insurance contract liabilities		48,154,718	993,409	1,814,915	50,963,042

	Net insurance contract liabilities		48,153,452	993,409	1,815,130	50,961,991

Insurance income	Retroactive modification method		(1,252,936)	—	—	(1,252,936)
	Fair value method		(955,369)	—	—	(955,369)
	Other		(1,054,075)	—	—	(1,054,075)

			(3,262,380)	—	—	(3,262,380)

Insurance service expenses	Incurred claims and other incurred insurance service expenses		—	—	1,829,232	1,829,232
	Changes in liabilities for incurred claims		—	—	(26,729)	(26,729)
	Losses on onerous contracts and reversals		—	4,135	—	4,135
	Amortization of insurance acquisition cash flows		422,286	—	—	422,286
	Other		(9,198)	(18,287)	—	(27,485)

			413,088	(14,152)	1,802,503	2,201,439

Investment components and insurance premium refund			(4,557,494)	—	4,557,494	—
Insurance finance income and expenses	Profit or loss		2,769,151	21,373	62,008	2,852,532
	Other comprehensive income		(1,723,260)	(25,851)	517	(1,748,594)

			1,045,891	(4,478)	62,525	1,103,938

		2025
		Remaining coverage components			Incurred claim component	Total
		Excluding loss component		Loss component
Cash flows for the period	Insurance premium received	~~W~~	7,797,683	—	—	7,797,683
	Insurance acquisition cash flows paid		(2,062,604)	—	—	(2,062,604)
	Insurance claims and other insurance service expenses paid		(6,178)	—	(1,740,328)	(1,746,506)
	Receipt (payment) of investment components and refund of insurance premiums		—	—	(4,693,623)	(4,693,623)

			5,728,901	—	(6,433,951)	(705,050)

Other increases (decreases)			30	(160)	(3)	(133)
Ending balance	Insurance contract assets		(1,672)	—	912	(760)
	Insurance contract liabilities		47,523,160	974,619	1,802,786	50,300,565

	Net insurance contract liabilities	~~W~~	47,521,488	974,619	1,803,698	50,299,805

Summary of coverage elements and occurrence elements of net insurance contract liabilities applying the premium allocation
(d)
Changes in the remaining coverage and incurred claim components of net insurance contract liabilities, applying the premium allocation approach for the years ended December 31, 2024 and 2025, are as follows:

	2024
		Remaining coverage components			Incurred claim component
		Excluding loss component		Loss component	Present value estimate of future cash flows	Risk adjustment for non-financial risks	Total
Beginning balance	Insurance contract assets	~~W~~	(10,670)	3	450	7	(10,210)
	Insurance contract liabilities		88,524	4,815	10,340	987	104,666

	Net insurance contract liabilities		77,854	4,818	10,790	994	94,456

Insurance income			(64,554)	—	—	—	(64,554)
Insurance service expenses	Incurred claims and other incurred insurance service expenses		45	—	61,148	528	61,721
	Changes in liabilities for incurred claims		—	—	3,209	421	3,630
	Losses on onerous contracts and reversals		54	(2,239)	—	—	(2,185)
	Amortization of insurance acquisition cash flows		13,238	—	—	—	13,238
	Other		—	—	(9)	—	(9)

			13,337	(2,239)	64,348	949	76,395

Investment components and insurance premium refund			(2)	—	2	—	—
Insurance finance income and expenses	Profit or loss		4,363	—	162	17	4,542
	Other comprehensive income		—	—	22	6	28

			4,363	—	184	23	4,570

Cash flows for the period	Insurance premium received		109,597	—	—	—	109,597
	Insurance acquisition cash flows paid		(19,841)	—	—	—	(19,841)
	Insurance claims and other insurance service expenses paid		—	—	(45,564)	—	(45,564)
	Receipt (payment) of investment components and refund of insurance premiums		—	—	(2)	—	(2)

			89,756	—	(45,566)	—	44,190

Other increases (decreases)			8,410	—	(6,108)	2	2,304
Ending balance	Insurance contract assets		(6,506)	—	1,894	24	(4,588)
	Insurance contract liabilities		135,670	2,579	21,756	1,944	161,949

	Net insurance contract liabilities	~~W~~	129,164	2,579	23,650	1,968	157,361

	2025
		Remaining coverage components			Incurred claim component
		Excluding loss component		Loss component	Present value estimate of future cash flows	Risk adjustment for non-financial risks	Total
Beginning balance	Insurance contract assets	~~W~~	(6,506)	—	1,894	24	(4,588)
	Insurance contract liabilities		135,670	2,579	21,756	1,944	161,949

	Net insurance contract liabilities		129,164	2,579	23,650	1,968	157,361

Insurance income			(101,942)	—	—	—	(101,942)
Insurance service expenses	Incurred claims and other incurred insurance service expenses		537	—	83,752	2,475	86,764
	Changes in liabilities for incurred claims		—	—	8,901	(552)	8,349
	Losses on onerous contracts and reversals		742	2,693	—	—	3,435
	Amortization of insurance acquisition cash flows		21,827	—	—	—	21,827

			23,106	2,693	92,653	1,923	120,375

Investment components and insurance premium refund			(223)	—	223	—	—
Insurance finance income and expenses	Profit or loss		5,140	—	253	57	5,450
	Other comprehensive income		—	—	(27)	(6)	(33)

			5,140	—	226	51	5,417

Cash flows for the period	Insurance premium received		106,466	—	—	—	106,466
	Insurance acquisition cash flows paid		(26,637)	—	—	—	(26,637)
	Insurance claims and other insurance service expenses paid		—	—	(90,081)	—	(90,081)
	Receipt (payment) of investment components and refund of insurance premiums		—	—	(221)	—	(221)

			79,829	—	(90,302)	—	(10,473)

Other increases (decreases)			—	—	2	(2)	—
Ending balance	Insurance contract assets		—	—	—	—	—
	Insurance contract liabilities		135,074	5,272	26,452	3,940	170,738

	Net insurance contract liabilities	~~W~~	135,074	5,272	26,452	3,940	170,738

Summary of measurement components of net insurance contract liabilities to which the premium allocation approach
(e)	Changes in the measurement components of net insurance contract liabilities to which the premium allocation approach is not applied for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin
					Retrospective method	Fair value method	Other	Sub-total	Total
Beginning balance	Insurance contract assets	~~W~~	(743)	124	—	—	175	175	(444)
	Insurance contract liabilities		37,213,497	1,151,534	5,772,838	2,782,796	1,308,901	9,864,535	48,229,566

	Net insurance contract liabilities		37,212,754	1,151,658	5,772,838	2,782,796	1,309,076	9,864,710	48,229,122

Changes related to future services	Changes in estimates adjusting the contractual service margin		685,902	90,882	(663,935)	257,316	(370,165)	(776,784)	—
	Changes in estimates not adjusting the contractual service margin		39,452	382	—	—	460	460	40,294
	Effect of initial recognition of new contracts		(1,395,897)	157,279	—	—	1,266,258	1,266,258	27,640

			(670,543)	248,543	(663,935)	257,316	896,553	489,934	67,934

Changes related to current services	Amortization of contractual service margin		—	—	(433,780)	(246,990)	(242,944)	(923,714)	(923,714)
	Change in risk adjustment		—	(119,568)	—	—	—	—	(119,568)
	Experience adjustment		(49,668)	—	—	—	—	—	(49,668)

			(49,668)	(119,568)	(433,780)	(246,990)	(242,944)	(923,714)	(1,092,950)

Changes related to past services	Adjustment of incurred claim component		44,341	(16,159)	—	—	—	—	28,182

		2024
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin
					Retrospective method	Fair value method	Other	Sub-total	Total
Insurance finance income and expenses	Profit or loss	~~W~~	1,399,565	41,292	173,539	83,110	81,754	338,403	1,779,260
	Other comprehensive income		3,130,302	41,156	—	—	—	—	3,171,458

			4,529,867	82,448	173,539	83,110	81,754	338,403	4,950,718

Cash flows for the period	Insurance premium received		6,897,049	—	—	—	—	—	6,897,049
	Insurance acquisition cash flows paid		(1,586,104)	—	—	—	—	—	(1,586,104)
	Insurance claims and other insurance service expenses paid		(1,590,554)	—	—	—	—	—	(1,590,554)
	Receipt (payment) of investment components and refund of insurance premiums		(4,941,397)	—	—	—	—	—	(4,941,397)

			(1,221,006)	—	—	—	—	—	(1,221,006)

Other increases (decreases)			(9)	—	—	—	—	—	(9)
Ending balance	Insurance contract assets		(1,325)	203	—	—	71	71	(1,051)
	Insurance contract liabilities		39,847,061	1,346,719	4,848,662	2,876,232	2,044,368	9,769,262	50,963,042

	Net insurance contract liabilities	~~W~~	39,845,736	1,346,922	4,848,662	2,876,232	2,044,439	9,769,333	50,961,991

		2025
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin
					Retrospective method	Fair value method	Other	Sub-total	Total
Beginning balance	Insurance contract assets	~~W~~	(1,325)	203	—	—	71	71	(1,051)
	Insurance contract liabilities		39,847,061	1,346,719	4,848,662	2,876,232	2,044,368	9,769,262	50,963,042

	Net insurance contract liabilities		39,845,736	1,346,922	4,848,662	2,876,232	2,044,439	9,769,333	50,961,991
Changes related to future services	Changes in estimates adjusting the contractual service margin		927,177	(20,510)	(394,416)	123,371	(635,621)	(906,666)	1
	Changes in estimates not adjusting the contractual service margin		(34,340)	5,828	—	—	—	—	(28,512)
	Effect of initial recognition of new contracts		(1,841,928)	224,776	—	—	1,649,798	1,649,798	32,646

			(949,091)	210,094	(394,416)	123,371	1,014,177	743,132	4,135

Changes related to current services	Amortization of contractual service margin		—	—	(357,104)	(253,829)	(302,280)	(913,213)	(913,213)
	Change in risk adjustment		—	(173,450)	—	—	—	—	(173,450)
	Experience adjustment		48,316	—	—	—	—	—	48,316

			48,316	(173,450)	(357,104)	(253,829)	(302,280)	(913,213)	(1,038,347)

Changes related to past services	Adjustment of incurred claim component		(15,614)	(11,115)	—	—	—	—	(26,729)

		2025
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin
					Retrospective method	Fair value method	Other	Sub-total	Total
Insurance finance income and expenses	Profit or loss	~~W~~	2,452,814	55,416	146,242	90,559	107,501	344,302	2,852,532
	Other comprehensive income		(1,719,959)	(28,635)	—	—	—	—	(1,748,594)

			732,855	26,781	146,242	90,559	107,501	344,302	1,103,938

Cash flows for the period	Insurance premium received		7,797,683	—	—	—	—	—	7,797,683
	Insurance acquisition cash flows paid		(2,062,604)	—	—	—	—	—	(2,062,604)
	Insurance claims and other insurance service expenses paid		(1,746,506)	—	—	—	—	—	(1,746,506)
	Receipt (payment) of investment components and refund of insurance premiums		(4,693,623)	—	—	—	—	—	(4,693,623)

			(705,050)	—	—	—	—	—	(705,050)

Other increases (decreases)			44	(35)	—	—	(142)	(142)	(133)
Ending balance	Insurance contract assets		(1,336)	407	—	—	169	169	(760)
	Insurance contract liabilities		38,958,532	1,398,790	4,243,384	2,836,333	2,863,526	9,943,243	50,300,565

	Net insurance contract liabilities	~~W~~	38,957,196	1,399,197	4,243,384	2,836,333	2,863,695	9,943,412	50,299,805

Summary of insurance contracts that did not apply the premium allocation approach recognized
(f)	Details of insurance contracts initially recognized during the years ended December 31, 2024 and 2025, to which the premium allocation approach was not applied, are as follows:

		2024
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contracts initially recognized during the period	Groups of contracts issued other than onerous contracts	~~W~~	5,654,572	1,725,595	(8,794,395)	147,970	1,266,258	—
	Groups of onerous contracts issued		748,281	119,002	(848,952)	9,309	—	27,640

		~~W~~	6,402,853	1,844,597	(9,643,347)	157,279	1,266,258	27,640

		2025
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contracts initially recognized during the period	Groups of contracts issued other than onerous contracts	~~W~~	7,203,902	2,065,657	(11,135,497)	216,140	1,649,798	—
	Groups of onerous contracts issued		742,242	104,758	(822,990)	8,636	—	32,646

		~~W~~	7,946,144	2,170,415	(11,958,487)	224,776	1,649,798	32,646

Summary of information about expected recognition of contractual service margin in profit or loss does not apply premium distribution
(g)
The amount expected to be recognized in profit or loss in the future as Contractual Service Margin for insurance contracts that do not apply the premium allocation approach as of December 31, 2024 and 2025 are as follows:

	2024
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Contractual Service Margin	~~W~~	613,018	527,795	1,331,128	1,664,754	5,632,638	9,769,333

	2025
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Contractual Service Margin	~~W~~	608,355	542,852	1,365,661	1,682,380	5,744,164	9,943,412

Summary of fair value amounts of basic items of insurance contracts
(h)	The composition details and fair value amounts of basic items of insurance contracts with direct participation characteristics as of December 31, 2024 and 2025 are as follows:

Classification (*)	2024		2025
Cash and amortized cost measurement deposits	~~W~~	294,963	371,582
Financial assets measured at FVTPL		3,561,126	4,004,935
Amortized cost loan receivables		32,489	40,245
Derivatives		(150)	429
Other		69,608	52,778

	~~W~~	3,958,036	4,469,969

(*)	As of December 31, 2024 and 2025, the carrying amounts of financial assets (liabilities) related to variable insurance are ~~W~~ 5,498,129 million and ~~W~~ 6,338,236 million, respectively.

Summary of Changes in the remaining coverage elements and occurrence elements of reinsurance contract assets (liabilities)
(i)
Changes in the remaining coverage and incurred claim components of reinsurance contract assets and liabilities for which the premium allocation approach is not applied for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Remaining coverage components			Incurred claim component	Total
		Excluding loss recovery component		Loss recovery component
Beginning balance	Reinsurance contract assets	~~W~~	19,436	5,055	38,323	62,814
	Reinsurance contract liabilities		(143,204)	23,112	26,930	(93,162)

	Net reinsurance contract assets (liabilities)		(123,768)	28,167	65,253	(30,348)

Reinsurance revenue	Incurred reinsurance claims		—	—	89,856	89,856
	Changes in liabilities for incurred claims		—	—	(29,334)	(29,334)
	Other		10	(7,391)	—	(7,381)

			10	(7,391)	60,522	53,141

Reinsurance service expense	Fair value method		(28,839)	—	—	(28,839)
	Other		(28,514)	—	—	(28,514)

			(57,353)	—	—	(57,353)

Recoveries of investment components and reinsurance premiums			(143,510)	—	143,510	—
Reinsurance finance income and expense	Profit or loss		(1,350)	37	1,375	62
	Other comprehensive income		(2,685)	244	350	(2,091)

			(4,035)	281	1,725	(2,029)

		2024
		Remaining coverage components			Incurred claim component	Total
		Excluding loss recovery component		Loss recovery component
Cash flows for the period	Reinsurance premium paid	~~W~~	221,033	—	—	221,033
	Recoveries of reinsurance claims and other reinsurance income		—	—	(33,580)	(33,580)
	Receipts of investment components and recoveries of reinsurance premiums		2,348	—	(142,968)	(140,620)

			223,381	—	(176,548)	46,833

Other increases (decreases)			(549)	(64)	—	(613)
Ending balance	Reinsurance contract assets		47,331	3,806	56,552	107,689
	Reinsurance contract liabilities		(153,155)	17,187	37,910	(98,058)

	Net reinsurance contract assets (liabilities)	~~W~~	(105,824)	20,993	94,462	9,631

		2025
		Remaining coverage components			Incurred claim component	Total
		Excluding loss recovery component		Loss recovery component
Beginning balance	Reinsurance contract assets	~~W~~	47,331	3,806	56,552	107,689
	Reinsurance contract liabilities		(153,155)	17,187	37,910	(98,058)

	Net reinsurance contract assets (liabilities)		(105,824)	20,993	94,462	9,631

Reinsurance revenue	Incurred reinsurance claims		—	—	185,015	185,015
	Changes in liabilities for incurred claims		—	—	(34,225)	(34,225)
	Other		60	14,124	—	14,184

			60	14,124	150,790	164,974

Reinsurance service expense	Fair value method		(68,563)	—	—	(68,563)
	Other		(81,875)	—	—	(81,875)

			(150,438)	—	—	(150,438)

Recoveries of investment components and reinsurance premiums			(249,075)	—	249,075	—
Reinsurance finance income and expense	Profit or loss		9,055	(4)	1,831	10,882
	Other comprehensive income		(211,893)	13	171	(211,709)

			(202,838)	9	2,002	(200,827)

		2025
		Remaining coverage components			Incurred claim component	Total
		Excluding loss recovery component		Loss recovery component
Cash flows for the period	Reinsurance premium paid	~~W~~	969,789	—	—	969,789
	Recoveries of reinsurance claims and other reinsurance income		—	—	(130,014)	(130,014)
	Receipts of investment components and recoveries of reinsurance premiums		21,694	—	(246,720)	(225,026)

			991,483	—	(376,734)	614,749

Other increases (decreases)			(119)	119	—	—
Ending balance	Reinsurance contract assets		433,672	3,922	56,873	494,467
	Reinsurance contract liabilities		(150,423)	31,323	62,722	(56,378)

	Net reinsurance contract assets (liabilities)	~~W~~	283,249	35,245	119,595	438,089

Summary of reconciliation of changes in insurance contracts by remaining coverage and incurred claims for which the applying the premium distribution approach
(j)
Changes in the remaining coverage and incurred claim components of reinsurance contract assets and liabilities applying the premium allocation approach for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Remaining coverage components			Incurred claim component		Total
		Excluding loss recovery component		Loss recovery component	Present value estimate of future cash flows	Risk adjustment for non-financial risks
Beginning balance	Reinsurance contract assets	~~W~~	19,971	1,220	4,244	104	25,539
	Reinsurance contract liabilities		(59)	—	(19)	—	(78)

	Net reinsurance contract assets (liabilities)		19,912	1,220	4,225	104	25,461

Reinsurance revenue	Incurred reinsurance claims		—	—	15,934	564	16,498
	Changes in liabilities for incurred claims		—	(255)	3,476	838	4,059
	Other		(120)	—	—	—	(120)

			(120)	(255)	19,410	1,402	20,437

Reinsurance service expenses			(18,052)	—	—	—	(18,052)
Recoveries of investment components and reinsurance premiums			—	—	—	—	—
Reinsurance finance income and expenses	Profit or loss		2,071	—	97	7	2,175
	Other comprehensive income		—	—	14	4	18

			2,071	—	111	11	2,193

Cash flows for the period	Reinsurance premium paid		2,128	—	—	—	2,128
	Recoveries of reinsurance claims and other reinsurance income		—	—	33,051	—	33,051
	Receipts of investment components and recoveries of reinsurance premiums		—	—	—	—	—

			2,128	—	33,051	—	35,179

Other increases (decreases)			45,500	—	(33,658)	—	11,842
Ending balance	Reinsurance contract assets		51,439	965	23,144	1,517	77,065
	Reinsurance contract liabilities		—	—	(5)	—	(5)

	Net reinsurance contract assets (liabilities)	~~W~~	51,439	965	23,139	1,517	77,060

		2025
		Remaining coverage components			Incurred claim component
		Excluding loss recovery component		Loss recovery component	Present value estimate of future cash flows	Risk adjustment for non-financial risks	Total
Beginning balance	Reinsurance contract assets	~~W~~	51,439	965	23,144	1,517	77,065
	Reinsurance contract liabilities		—	—	(5)	—	(5)

	Net reinsurance contract assets (liabilities)		51,439	965	23,139	1,517	77,060

Reinsurance revenue	Incurred reinsurance claims		—	—	33,682	1,753	35,435
	Changes in liabilities for incurred claims		—	—	136	(24)	112
	Other		—	1,778	—	—	1,778

			—	1,778	33,818	1,729	37,325

Reinsurance service expenses			(38,642)	—	—	—	(38,642)
Recoveries of investment components and reinsurance premiums			—	—	—	—	—
Reinsurance finance income and expenses	Profit or loss		2,984	—	114	35	3,133
	Other comprehensive income		—	—	(19)	(5)	(24)

			2,984	—	95	30	3,109

Cash flows for the period	Reinsurance premium paid		42,773	—	—	—	42,773
	Recoveries of reinsurance claims and other reinsurance income		—	—	(12,650)	—	(12,650)
	Receipts of investment components and recoveries of reinsurance premiums		—	—	—	—	—

			42,773	—	(12,650)	—	30,123

Other increases (decreases)			—	—	—	—	—
Ending balance	Reinsurance contract assets		58,554	2,743	44,402	3,276	108,975
	Reinsurance contract liabilities		—	—	—	—	—

	Net reinsurance contract assets (liabilities)		~~W~~ 58,554	2,743	44,402	3,276	108,975

Summary of measurement component in reinsurance contract assets and liabilities for which the premium distribution
(k)	Changes by measurement component in reinsurance contract assets and liabilities for which the premium allocation approach is not applied for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Other	Sub-total
Beginning balance	Reinsurance contract assets	~~W~~	(26,683)	18,538	15,224	55,735	70,959	62,814
	Reinsurance contract liabilities		(182,136)	28,620	24,066	36,288	60,354	(93,162)

	Net reinsurance contract assets (liabilities)		(208,819)	47,158	39,290	92,023	131,313	(30,348)

Changes related to future services	Changes in estimates adjusting the contractual service margin		(186,989)	4,806	121,614	52,954	174,568	(7,615)
	Effect of initial recognition of new contracts		(46,121)	4,672	—	42,929	42,929	1,480

			(233,110)	9,478	121,614	95,883	217,497	(6,135)

Changes related to current services	Amortization of contractual service margin		—	—	11,035	(10,844)	191	191
	Change in risk adjustment		—	(2,982)	—	—	—	(2,982)
	Experience adjustment		34,048	—	—	—	—	34,048

			34,048	(2,982)	11,035	(10,844)	191	31,257

Changes related to past services	Adjustments to incurred claims component		(27,816)	(1,518)	—	—	—	(29,334)

		2024
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Other	Sub-total
Reinsurance finance income and expenses	Profit or loss	~~W~~	(7,595)	1,758	1,699	4,200	5,899	62
	Other comprehensive income		(7,320)	5,229	—	—	—	(2,091)

			(14,915)	6,987	1,699	4,200	5,899	(2,029)

Cash flows for the period	Reinsurance premium paid		221,033	—	—	—	—	221,033
	Recoveries of reinsurance claims and other reinsurance income		(33,580)	—	—	—	—	(33,580)
	Receipts of investment components and recoveries of reinsurance premiums		(140,620)	—	—	—	—	(140,620)

			46,833	—	—	—	—	46,833

Other increases (decreases)			(672)	—	—	59	59	(613)
Ending balance	Reinsurance contract assets		(81,178)	19,688	78,043	91,136	169,179	107,689
	Reinsurance contract liabilities		(323,273)	39,435	95,595	90,185	185,780	(98,058)

	Net reinsurance contract assets (liabilities)	~~W~~	(404,451)	59,123	173,638	181,321	354,959	9,631

		2025
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Other	Sub-total
Beginning balance	Reinsurance contract assets	~~W~~	(81,178)	19,688	78,043	91,136	169,179	107,689
	Reinsurance contract liabilities		(323,273)	39,435	95,595	90,185	185,780	(98,058)

	Net reinsurance contract assets (liabilities)		(404,451)	59,123	173,638	181,321	354,959	9,631

Changes related to future services	Changes in estimates adjusting the contractual service margin		110,860	3,688	(54,909)	(45,758)	(100,667)	13,881
	Effect of initial recognition of new contracts		(268,930)	16,978	—	253,590	253,590	1,638

			(158,070)	20,666	(54,909)	207,832	152,923	15,519

Changes related to current services	Amortization of contractual service margin		—	—	(10,697)	(21,985)	(32,682)	(32,682)
	Change in risk adjustment		—	(5,065)	—	—	—	(5,065)
	Experience adjustment		70,989	—	—	—	—	70,989

			70,989	(5,065)	(10,697)	(21,985)	(32,682)	33,242

Changes related to past services	Adjustments to incurred claims component		(33,376)	(849)	—	—	—	(34,225)

		2025
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Other	Sub-total
Reinsurance finance income and expenses	Profit or loss	~~W~~	(7,204)	2,252	5,176	10,658	15,834	10,882
	Other comprehensive income		(209,355)	(2,354)	—	—	—	(211,709)

			(216,559)	(102)	5,176	10,658	15,834	(200,827)

Cash flows for the period	Reinsurance premium paid		969,789	—	—	—	—	969,789
	Recoveries of reinsurance claims and other reinsurance income		(130,014)	—	—	—	—	(130,014)
	Receipts of investment components and recoveries of reinsurance premiums		(225,026)	—	—	—	—	(225,026)

			614,749	—	—	—	—	614,749

Other increases (decreases)			—	—	—	—	—	—
Ending balance	Reinsurance contract assets		188,742	26,586	57,547	221,592	279,139	494,467
	Reinsurance contract liabilities		(315,460)	47,187	55,661	156,234	211,895	(56,378)

	Net reinsurance contract assets (liabilities)	~~W~~	(126,718)	73,773	113,208	377,826	491,034	438,089

Summary of reinsurance contracts that did not apply the premium allocation approach recognized for the first time
(l)	Details of reinsurance contracts that did not apply the premium allocation approach recognized for the first time for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contracts initially recognized during the period	Groups of contracts issued other than net profit contracts	~~W~~	(160,095)	—	109,889	3,098	47,598	490
	Groups of net profit contracts issued		(64,074)	—	68,159	1,574	(4,669)	990

		~~W~~	(224,169)	—	178,048	4,672	42,929	1,480

		2025
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contracts initially recognized during the period	Groups of contracts issued other than net profit contracts	~~W~~	(1,746,549)	—	1,478,971	15,475	253,467	1,364
	Groups of net profit contracts issued		(62,220)	—	60,868	1,503	123	274

		~~W~~	(1,808,769)	—	1,539,839	16,978	253,590	1,638

Summary of information about expected recognition of contractual service margin in profit or loss
(m)
The amount of contractual service margin for reinsurance contracts that do not apply the premium allocation approach as of December 31, 2024 and 2025 is expected to be recognized in profit or loss in the future as follows:

	2024
	1 year or less		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Reinsurance contract assets	~~W~~	(12,551)	(11,363)	(29,455)	(38,460)	(77,350)	(169,179)
Reinsurance contract liabilities		(13,874)	(12,036)	(30,495)	(35,569)	(93,806)	(185,780)

	~~W~~	(26,425)	(23,399)	(59,950)	(74,029)	(171,156)	(354,959)

	2025
	1 year or less		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Reinsurance contract assets	~~W~~	(19,328)	(18,168)	(49,285)	(67,992)	(124,366)	(279,139)
Reinsurance contract liabilities		(18,802)	(16,756)	(38,942)	(43,802)	(93,593)	(211,895)

	~~W~~	(38,130)	(34,924)	(88,227)	(111,794)	(217,959)	(491,034)

Summary of insurance income and service expenses
(n)	Details of insurance income and service expenses for the years ended December 31, 2023, 2024 and 2025 are as follows:

		2023
		Retroactive modification method		Fair value method	Other	Total
Unapplied premium allocation approach	Expected insurance claims and other expected insurance service expenses	~~W~~	776,917	706,136	90,916	1,573,969
	Change in risk adjustment		55,712	36,036	24,797	116,545
	Amortization of contractual service margin		536,399	215,795	162,449	914,643
	Recoveries of insurance acquisition cash flows		133,781	337	128,162	262,280
	Other		(18,762)	65	11,218	(7,479)

			1,484,047	958,369	417,542	2,859,958

Premium allocation approach			29,504	—	10,137	39,641

Insurance revenue subtotal			1,513,551	958,369	427,679	2,899,599

Unapplied premium allocation approach	Incurred claims and other incurred insurance service expenses		794,824	644,118	74,638	1,513,580
	Changes in liabilities for incurred claims		(5,104)	14,944	1,628	11,468
	Losses on onerous contracts and reversals		(74,960)	8,286	31,314	(35,360)
	Amortization of insurance acquisition cash flows		133,868	337	128,075	262,280
	Other		(10,235)	1,451	(28,812)	(37,596)

			838,393	669,136	206,843	1,714,372

Premium allocation approach			37,657	—	(3,250)	34,407

Insurance service expense subtotal			876,050	669,136	203,593	1,748,779

		2023
		Retroactive modification method		Fair value method	Other	Total
Unapplied premium allocation approach	Incurred reinsurance claims	~~W~~	27	67,051	5,573	72,651
	Changes in liabilities for incurred claims		2	(29,952)	(2,150)	(32,100)
	Other		(1)	(2,021)	1,906	(116)

			28	35,078	5,329	40,435

Premium allocation approach			4,550	—	—	4,550

Reinsurance revenue subtotal			4,578	35,078	5,329	44,985

Unapplied premium allocation approach	Expected reinsurance claims		—	41,537	7,324	48,861
	Change in risk adjustment		—	3,227	626	3,853
	Amortization of contractual service margin		—	8,120	7,269	15,389
	Other		—	(247)	4,230	3,983

			—	52,637	19,449	72,086
Premium allocation approach			5,375	—	4,729	10,104

Reinsurance service expense subtotal			5,375	52,637	24,178	82,190

		~~W~~	636,704	271,674	205,237	1,113,615

		2024
		Retroactive modification method		Fair value method	Other	Total
Unapplied premium allocation approach	Expected insurance claims and other expected insurance service expenses	~~W~~	769,737	685,765	199,933	1,655,435
	Change in risk adjustment		48,040	35,437	46,946	130,423
	Amortization of contractual service margin		433,780	246,990	242,944	923,714
	Recoveries of insurance acquisition cash flows		116,454	379	243,578	360,411
	Other		(13,242)	(371)	(4,371)	(17,984)

			1,354,769	968,200	729,030	3,051,999

Premium allocation approach			64,109	—	445	64,554

Insurance revenue subtotal			1,418,878	968,200	729,475	3,116,553

Unapplied premium allocation approach	Incurred claims and other incurred insurance service expenses		775,573	652,193	219,202	1,646,968
	Changes in liabilities for incurred claims		(2,310)	26,060	4,432	28,182
	Losses on onerous contracts and reversals		42,867	4,682	20,385	67,934
	Amortization of insurance acquisition cash flows		116,636	379	243,396	360,411
	Other		(10,455)	883	(38,758)	(48,330)

			922,311	684,197	448,657	2,055,165

Premium allocation approach			75,029	—	1,366	76,395

Insurance service expense subtotal			997,340	684,197	450,023	2,131,560

		2024
		Retroactive modification method		Fair value method	Other	Total
Unapplied premium allocation approach	Incurred reinsurance claims	~~W~~	67	68,816	20,973	89,856
	Changes in liabilities for incurred claims		58	(27,421)	(1,971)	(29,334)
	Other		53	(11,372)	3,938	(7,381)

			178	30,023	22,940	53,141

Premium allocation approach			20,437	—	—	20,437

Reinsurance revenue subtotal			20,615	30,023	22,940	73,578

Unapplied premium allocation approach	Expected reinsurance claims		—	39,319	13,689	53,008
	Change in risk adjustment		—	2,861	1,066	3,927
	Amortization of contractual service margin		—	(11,035)	10,844	(191)
	Other		—	(2,306)	2,915	609

			—	28,839	28,514	57,353
Premium allocation approach			18,052	—	—	18,052

Reinsurance service expense subtotal			18,052	28,839	28,514	75,405

		~~W~~	424,101	285,187	273,878	983,166

		2025
		Retroactive modification method		Fair value method	Other	Total
Unapplied premium allocation approach	Expected insurance claims and other expected insurance service expenses	~~W~~	757,062	659,233	342,883	1,759,178
	Change in risk adjustment		57,884	41,931	86,153	185,968
	Amortization of contractual service margin		357,104	253,829	302,280	913,213
	Recoveries of insurance acquisition cash flows		92,192	312	329,782	422,286
	Other		(11,306)	64	(7,023)	(18,265)

			1,252,936	955,369	1,054,075	3,262,380

Premium allocation approach			23,416	—	78,526	101,942

Insurance revenue subtotal			1,276,352	955,369	1,132,601	3,364,322

Unapplied premium allocation approach	Incurred claims and other incurred insurance service expenses		761,109	643,747	424,376	1,829,232
	Changes in liabilities for incurred claims		(5,912)	(24,832)	4,015	(26,729)
	Losses on onerous contracts and reversals		(21,666)	(70,108)	95,909	4,135
	Amortization of insurance acquisition cash flows		92,191	312	329,783	422,286
	Other		(9,665)	1,670	(19,490)	(27,485)

			816,057	550,789	834,593	2,201,439

Premium allocation approach			53,111	—	67,264	120,375

Insurance service expense subtotal			869,168	550,789	901,857	2,321,814

		2025
		Retroactive modification method		Fair value method	Other	Total
Unapplied premium allocation approach	Incurred reinsurance claims	~~W~~	—	108,510	76,505	185,015
	Changes in liabilities for incurred claims		—	(32,864)	(1,361)	(34,225)
	Other		—	(207)	14,391	14,184

			—	75,439	89,535	164,974

Premium allocation approach			9,420	—	27,905	37,325

Reinsurance revenue subtotal			9,420	75,439	117,440	202,299

Unapplied premium allocation approach	Expected reinsurance claims		—	37,115	39,595	76,710
	Change in risk adjustment		—	3,552	3,177	6,729
	Amortization of contractual service margin		—	10,697	21,985	32,682
	Other		—	17,199	17,118	34,317

			—	68,563	81,875	150,438

Premium allocation approach			17,796	—	20,846	38,642

Reinsurance service expense subtotal			17,796	68,563	102,721	189,080

		~~W~~ 398,808		411,456	245,463	1,055,727